Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
January 31, 2023
SOV-NPRT1-0423
1.9898562.103
Common Stocks - 98.7%
	Shares	Value ($)
Bailiwick of Jersey - 2.3%
Experian PLC	3,556,600	130,063,103
Ferguson PLC	1,230,800	172,375,705
TOTAL BAILIWICK OF JERSEY		302,438,808
Belgium - 1.2%
Azelis Group NV	1,188,043	32,005,376
KBC Group NV	1,744,265	128,681,404
TOTAL BELGIUM		160,686,780
Bermuda - 0.5%
Hiscox Ltd.	4,703,772	65,210,264
Canada - 1.5%
Constellation Software, Inc.	105,970	187,224,153
Topicus.Com, Inc. (a)	191,177	11,036,267
TOTAL CANADA		198,260,420
Denmark - 3.4%
Carlsberg A/S Series B	541,500	76,872,252
DSV A/S	1,288,231	211,984,758
Novo Nordisk A/S Series B	1,176,600	162,829,529
TOTAL DENMARK		451,686,539
Finland - 1.1%
Nordea Bank ABP	13,259,200	154,404,966
France - 18.3%
Air Liquide SA	1,154,160	183,772,415
ALTEN	885,691	135,477,071
Antin Infrastructure Partners SA	349,700	7,877,254
BNP Paribas SA	2,669,800	183,366,854
Capgemini SA	1,071,762	202,622,377
Edenred SA	3,457,227	187,888,631
EssilorLuxottica SA (b)	1,067,316	194,819,842
LVMH Moet Hennessy Louis Vuitton SE	514,339	449,005,319
Pernod Ricard SA	962,800	198,769,853
Safran SA	1,397,600	200,968,544
Teleperformance	715,528	198,360,997
TotalEnergies SE (b)	4,953,879	306,252,734
TOTAL FRANCE		2,449,181,891
Germany - 7.8%
Allianz SE	764,433	182,786,532
Deutsche Borse AG	957,960	171,419,567
Hannover Reuck SE	841,616	170,366,080
Infineon Technologies AG	4,330,300	155,936,033
Merck KGaA	1,055,700	220,354,476
Siemens Healthineers AG (c)	2,632,400	141,172,067
TOTAL GERMANY		1,042,034,755
Hong Kong - 2.2%
AIA Group Ltd.	25,272,788	285,775,792
Chervon Holdings Ltd.	1,015,900	5,100,708
TOTAL HONG KONG		290,876,500
India - 1.7%
HCL Technologies Ltd.	3,673,400	50,762,388
HDFC Bank Ltd. (a)	8,869,500	174,910,681
TOTAL INDIA		225,673,069
Ireland - 4.0%
Flutter Entertainment PLC (a)	526,902	81,523,686
ICON PLC (a)	555,400	128,136,334
Kingspan Group PLC (Ireland)	2,068,900	132,253,232
Linde PLC	564,800	186,914,912
TOTAL IRELAND		528,828,164
Italy - 2.2%
FinecoBank SpA	8,686,485	155,345,775
GVS SpA (a)(c)	871,838	4,593,129
Recordati SpA	3,060,641	133,527,593
TOTAL ITALY		293,466,497
Japan - 11.1%
Bandai Namco Holdings, Inc.	180,900	12,097,467
BayCurrent Consulting, Inc.	1,058,200	44,983,628
Capcom Co. Ltd.	1,703,400	55,196,668
FUJIFILM Holdings Corp.	1,897,000	100,391,489
Hoya Corp.	1,790,507	196,905,527
Misumi Group, Inc.	2,674,761	67,316,987
Olympus Corp.	7,625,592	143,358,288
Persol Holdings Co. Ltd.	3,984,453	87,361,205
Relo Group, Inc.	3,083,328	52,251,343
SMC Corp.	279,921	142,174,956
Sony Group Corp.	2,532,500	226,282,896
Suzuki Motor Corp.	2,515,845	94,324,563
TIS, Inc.	2,380,476	68,641,862
Tokio Marine Holdings, Inc.	6,486,100	135,849,506
Tokyo Electron Ltd.	177,400	62,005,615
TOTAL JAPAN		1,489,142,000
Luxembourg - 0.9%
Eurofins Scientific SA	1,682,300	120,232,704
Netherlands - 7.9%
ASM International NV (Netherlands)	388,800	130,271,184
ASML Holding NV (Netherlands)	651,728	431,214,210
Euronext NV (c)	1,107,564	89,463,753
IMCD NV	1,103,351	173,988,641
Wolters Kluwer NV	2,095,151	228,116,002
TOTAL NETHERLANDS		1,053,053,790
Norway - 0.0%
Equinor ASA	400	12,191
Spain - 1.3%
Amadeus IT Holding SA Class A (a)	2,676,370	168,621,887
Sweden - 4.3%
AddTech AB (B Shares)	4,663,519	74,205,321
Atlas Copco AB (A Shares)	12,528,500	148,663,980
Hexagon AB (B Shares)	14,034,216	160,881,320
Indutrade AB	7,122,175	157,323,136
Kry International AB (a)(d)(e)	4,451	801,565
Nordnet AB	1,705,809	27,623,810
TOTAL SWEDEN		569,499,132
Switzerland - 9.4%
Compagnie Financiere Richemont SA Series A	1,695,720	261,407,666
Julius Baer Group Ltd.	2,295,318	146,418,975
Nestle SA (Reg. S)	3,819,131	465,968,575
Partners Group Holding AG	118,960	110,968,695
Sika AG	749,781	213,047,932
Sonova Holding AG	223,536	55,645,936
TOTAL SWITZERLAND		1,253,457,779
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,789,684	66,817,924
United Kingdom - 11.0%
AstraZeneca PLC (United Kingdom)	2,421,700	317,273,081
BAE Systems PLC	10,802,700	114,357,948
Beazley PLC	8,241,832	67,570,268
Compass Group PLC	9,544,486	227,998,896
Dechra Pharmaceuticals PLC	1,710,463	60,436,612
Diageo PLC	6,484,147	283,526,526
Diploma PLC	1,512,431	50,903,595
London Stock Exchange Group PLC	63,800	5,840,571
RELX PLC (London Stock Exchange)	7,163,355	212,815,670
Rentokil Initial PLC	22,161,422	134,374,306
TOTAL UNITED KINGDOM		1,475,097,473
United States of America - 6.1%
CBRE Group, Inc. (a)	1,372,100	117,328,271
Equifax, Inc.	287,800	63,949,160
Intercontinental Exchange, Inc.	1,055,500	113,519,025
Marsh & McLennan Companies, Inc.	1,154,328	201,903,510
Moody's Corp.	154,127	49,744,489
S&P Global, Inc.	438,351	164,355,324
Thermo Fisher Scientific, Inc.	189,600	108,134,568
TOTAL UNITED STATES OF AMERICA		818,934,347
TOTAL COMMON STOCKS (Cost $10,676,439,537)		13,177,617,880

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(d)(e) (Cost $11,754,376)	25,711	4,630,201

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	44,581,209	44,590,125
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	108,630,063	108,640,926
TOTAL MONEY MARKET FUNDS (Cost $153,231,051)		153,231,051

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $10,841,424,964)	13,335,479,132
NET OTHER ASSETS (LIABILITIES) - 0.1%	18,957,280
NET ASSETS - 100.0%	13,354,436,412

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $235,228,949 or 1.8% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,431,766 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,933,095

Kry International AB Series E	5/14/21	11,754,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	433,222,869	821,537,983	1,210,170,727	1,661,055	-	-	44,590,125	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	246,472,375	627,569,161	765,400,610	413,700	-	-	108,640,926	0.4%
Total	679,695,244	1,449,107,144	1,975,571,337	2,074,755	-	-	153,231,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.